Short-Term Investments (Tables)	12 Months Ended
Jun. 30, 2022
Short-Term Investments [Abstract]
Schedule of investment balances
	As of June 30,
	2021	2022	2022
	RMB	RMB	US$
Short-term investments
- Private fund product	-	5,000	746
Total short-term investments	-	5,000	746